UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21478
Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2014 – August 31, 2015
Item 1: Reports to Shareholders

Vanguard® CMT Funds
August 31, 2015

Vanguard ® Market Liquidity Fund
Vanguard ® Municipal Cash Management Fund

	August 31, 2014- August 31, 2015

		Peer Group	7-Day SEC
		Average[1]	Yield[2]:

Vanguard CMT Funds	Vanguard		8/31/2015
Fund

Total Returns

Market Liquidity	0.13%	0.00%	0.17%
Municipal Cash Management	0.04	0.01	0.02

[1] Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market
Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.

[2]The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.17%
Municipal Cash Management	0.01	0.13

[1] The expense ratios shown are from the prospectuses dated December 19, 2014 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31,
2015, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management
Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a Thomson Reuters
Company, and captures information through year-end 2014.

[2] Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money
Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.

FUND PROFILES

As of 8/31/2015
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.17%
Average Weighted Maturity	27 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	26.8%
Commercial Paper	22.9
Repurchase Agreements	9.7
U.S. Government and Agency Obligations	38.1
Taxable Municipal Bonds	0.5
Corporate Bonds	0.8
Other Notes	1.2

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

1The expense ratio shown is from the prospectus dated December 19, 2014, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31,
2015, was 0.005%.

2 A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC
Rule 2a-7.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes
7-Day SEC Yield	0.02%
Average Weighted Maturity	12 days
Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

Largest State Concentrations[3]
New York	23.3%
Ohio	9.3
Texas	5.9
Illinois	5.5
Indiana	5.4
Missouri	4.3
Georgia	3.9
North Carolina	3.8
California	3.3
Pennsylvania	3.1
Top Ten	67.8%

1The expense ratio shown is from the prospectus dated December 19, 2014, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31,
2015, was 0.01%.

2A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC
Rule 2a-7.

3Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended June 30, 2015
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	0.13%	0.15%	1.62%
Municipal Cash Management	7/19/2004	0.04	0.12	1.15

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (38.6%)
2	Fannie Mae Discount Notes	0.079%	9/30/15	12,900	12,899
2	Fannie Mae Discount Notes	0.075%	10/7/15	25,000	24,998
2	Fannie Mae Discount Notes	0.140%	10/26/15	55,000	54,988
2	Fannie Mae Discount Notes	0.150%	11/3/15	175,000	174,954
3	Federal Home Loan Bank Discount Notes	0.070%	9/2/15	516,250	516,249
3	Federal Home Loan Bank Discount Notes	0.070%–0.072%	9/4/15	771,250	771,246
3	Federal Home Loan Bank Discount Notes	0.070%–0.075%	9/9/15	903,640	903,625
3	Federal Home Loan Bank Discount Notes	0.070%	9/10/15	13,000	13,000
3	Federal Home Loan Bank Discount Notes	0.070%–0.080%	9/11/15	441,653	441,644
3	Federal Home Loan Bank Discount Notes	0.075%	9/14/15	8,500	8,500
3	Federal Home Loan Bank Discount Notes	0.070%	9/15/15	12,500	12,500
3	Federal Home Loan Bank Discount Notes	0.070%–0.080%	9/16/15	94,400	94,397
3	Federal Home Loan Bank Discount Notes	0.070%	9/18/15	146,000	145,995
3	Federal Home Loan Bank Discount Notes	0.072%	9/23/15	299,000	298,987
3	Federal Home Loan Bank Discount Notes	0.075%–0.079%	9/25/15	847,752	847,709
3	Federal Home Loan Bank Discount Notes	0.088%	9/30/15	58,000	57,996
3	Federal Home Loan Bank Discount Notes	0.080%–0.095%	10/2/15	157,206	157,193
3	Federal Home Loan Bank Discount Notes	0.120%	10/7/15	74,059	74,050
3	Federal Home Loan Bank Discount Notes	0.120%	10/9/15	467,000	466,941
3	Federal Home Loan Bank Discount Notes	0.170%–0.175%	10/14/15	305,000	304,936
3	Federal Home Loan Bank Discount Notes	0.170%	10/16/15	319,000	318,932
3	Federal Home Loan Bank Discount Notes	0.170%	10/19/15	178,000	177,960
3	Federal Home Loan Bank Discount Notes	0.160%–0.170%	10/21/15	544,000	543,875
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	10/23/15	566,000	565,880
3	Federal Home Loan Bank Discount Notes	0.155%	10/26/15	28,000	27,993
3	Federal Home Loan Bank Discount Notes	0.114%	10/28/15	183,000	182,967
3	Federal Home Loan Bank Discount Notes	0.121%–0.125%	10/30/15	319,000	318,935
3	Federal Home Loan Bank Discount Notes	0.160%	11/4/15	150,000	149,957
3	Federal Home Loan Bank Discount Notes	0.160%–0.170%	11/6/15	362,365	362,258
3	Federal Home Loan Bank Discount Notes	0.174%	11/12/15	465,000	464,838
3	Federal Home Loan Bank Discount Notes	0.189%	11/13/15	324,100	323,976
3	Federal Home Loan Bank Discount Notes	0.192%	11/27/15	223,000	222,897

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2,4]	Federal National Mortgage Assn.	0.192%	10/21/15	44,000	44,003
2	Freddie Mac Discount Notes	0.065%	9/4/15	22,126	22,126
2	Freddie Mac Discount Notes	0.050%	9/8/15	62,755	62,754
2	Freddie Mac Discount Notes	0.070%	9/17/15	45,046	45,045
2	Freddie Mac Discount Notes	0.100%	10/1/15	34,300	34,297
2	Freddie Mac Discount Notes	0.130%	10/14/15	112,000	111,983
	United States Treasury Bill	0.050%–0.051%	9/3/15	986,363	986,360
	United States Treasury Bill	0.204%	2/25/16	600,000	599,410
	United States Treasury Bill	0.270%	3/3/16	487,000	486,335
4	United States Treasury Floating Rate Note	0.095%	1/31/16	100,000	99,990
4	United States Treasury Floating Rate Note	0.119%	4/30/16	63,000	62,998
4	United States Treasury Floating Rate Note	0.103%	10/31/16	414,500	414,241
4	United States Treasury Floating Rate Note	0.134%	1/31/17	1,557,300	1,557,285
	United States Treasury Note/Bond	1.250%	9/30/15	1,748,000	1,749,646
	United States Treasury Note/Bond	0.250%	9/30/15	1,118,000	1,118,158
	United States Treasury Note/Bond	0.250%	10/15/15	260,500	260,549
	United States Treasury Note/Bond	4.500%	11/15/15	370,000	373,306
	United States Treasury Note/Bond	0.375%	1/15/16	530,000	530,524
	United States Treasury Note/Bond	2.000%	1/31/16	531,000	535,096
Total U.S. Government and Agency Obligations (Cost $18,137,381)					18,137,381
Commercial Paper (23.1%)
Bank Holding Company (0.7%)
5	Bank of New York Mellon Corp.	0.130%	9/2/15	343,000	342,999

Finance—Auto (1.4%)
	American Honda Finance Corp.	0.140%	9/4/15	47,500	47,499
	American Honda Finance Corp.	0.140%	9/8/15	12,000	12,000
	American Honda Finance Corp.	0.140%	9/9/15	20,500	20,499
	American Honda Finance Corp.	0.140%	9/11/15	34,500	34,499
5	BMW US Capital LLC	0.140%	9/8/15	9,250	9,250
5	BMW US Capital LLC	0.140%	9/16/15	13,000	12,999
5	BMW US Capital LLC	0.140%	9/18/15	13,000	12,999
5	BMW US Capital LLC	0.140%	9/22/15	13,000	12,999
5	BMW US Capital LLC	0.150%	9/24/15	16,500	16,498
5	BMW US Capital LLC	0.140%–0.150%	9/25/15	34,000	33,997
5	BMW US Capital LLC	0.150%	10/1/15	50,000	49,994
5	BMW US Capital LLC	0.150%	10/5/15	31,000	30,996
5	BMW US Capital LLC	0.150%	10/6/15	40,000	39,994
5	BMW US Capital LLC	0.160%	10/8/15	28,500	28,495
5	BMW US Capital LLC	0.160%	10/9/15	9,500	9,498
5	BMW US Capital LLC	0.240%	11/30/15	7,500	7,496
5	BMW US Capital LLC	0.240%	12/1/15	7,500	7,496
5	BMW US Capital LLC	0.220%–0.240%	12/2/15	21,250	21,237
5	BMW US Capital LLC	0.240%	12/4/15	7,500	7,495
	Toyota Motor Credit Corp.	0.281%	11/4/15	24,000	23,988
	Toyota Motor Credit Corp.	0.281%	11/23/15	46,000	45,970
4	Toyota Motor Credit Corp.	0.279%	11/24/15	74,000	74,000
4	Toyota Motor Credit Corp.	0.299%	4/15/16	121,000	121,000
					680,898
Finance—Other (0.8%)
5	Chariot Funding LLC	0.190%	10/13/15	13,000	12,997
	General Electric Capital Corp.	0.150%	9/10/15	51,000	50,998
	General Electric Capital Corp.	0.150%	9/11/15	195,000	194,992

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	General Electric Capital Corp.	0.301%	9/17/15	11,000	10,998
	General Electric Capital Corp.	0.150%	9/22/15	13,000	12,999
	General Electric Capital Corp.	0.301%	9/24/15	33,500	33,494
	General Electric Capital Corp.	0.160%	9/28/15	25,000	24,997
5	John Deere Financial Ltd.	0.160%	10/1/15	10,500	10,499
					351,974
Foreign Banks (10.4%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.278%	10/27/15	70,000	69,999
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.278%	11/3/15	120,500	120,500
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.294%	1/7/16	200,000	200,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.308%	1/29/16	80,500	80,500
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.302%	4/8/16	140,000	140,000
[4,5]	Commonwealth Bank of Australia	0.284%	10/6/15	59,000	59,000
[4,5]	Commonwealth Bank of Australia	0.284%	10/7/15	100,000	100,000
[4,5]	Commonwealth Bank of Australia	0.283%	10/9/15	50,000	50,000
[4,5]	Commonwealth Bank of Australia	0.250%	11/5/15	200,000	200,000
[4,5]	Commonwealth Bank of Australia	0.331%	1/11/16	100,000	99,998
[4,5]	Commonwealth Bank of Australia	0.318%	1/27/16	250,000	249,995
[4,5]	Commonwealth Bank of Australia	0.305%	2/19/16	81,000	80,998
[4,5]	Commonwealth Bank of Australia	0.300%	2/22/16	125,000	124,997
[4,5]	Commonwealth Bank of Australia	0.323%	3/14/16	98,750	98,747
[4,5]	Commonwealth Bank of Australia	0.308%	3/30/16	75,000	74,998
[4,5]	Commonwealth Bank of Australia	0.308%	3/31/16	123,500	123,494
[4,5]	Commonwealth Bank of Australia	0.311%	5/6/16	150,000	149,995
	Lloyds Bank plc	0.130%	9/1/15	727,000	727,000
5	National Australia Bank Ltd.	0.190%	9/1/15	200,000	200,000
5	National Australia Bank Ltd.	0.215%	9/14/15	250,000	249,981
5	National Australia Bank Ltd.	0.200%	9/22/15	300,000	299,965
[4,5]	National Australia Bank Ltd.	0.331%	1/8/16	150,000	150,000
[4,5]	Westpac Banking Corp.	0.278%	9/2/15	65,000	65,000
[4,5]	Westpac Banking Corp.	0.288%	9/15/15	48,000	48,000
[4,5]	Westpac Banking Corp.	0.288%	9/17/15	152,000	152,000
[4,5]	Westpac Banking Corp.	0.290%	10/23/15	125,000	124,999
[4,5]	Westpac Banking Corp.	0.262%	12/8/15	200,000	199,997
[4,5]	Westpac Banking Corp.	0.264%	12/14/15	100,000	99,998
[4,5]	Westpac Banking Corp.	0.331%	1/8/16	150,000	149,997
[4,5]	Westpac Banking Corp.	0.310%	2/22/16	146,500	146,500
[4,5]	Westpac Banking Corp.	0.358%	2/26/16	19,750	19,750
[4,5]	Westpac Banking Corp.	0.358%	2/29/16	10,250	10,250
[4,5]	Westpac Banking Corp.	0.310%	3/24/16	80,000	80,000
[4,5]	Westpac Banking Corp.	0.312%	4/4/16	150,000	150,000
					4,896,658
Foreign Governments (2.3%)
	Canada	0.150%	10/27/15	50,000	49,988
5	CDP Financial Inc.	0.180%–0.200%	9/15/15	20,000	19,999
5	CDP Financial Inc.	0.200%	9/16/15	7,750	7,749
5	CDP Financial Inc.	0.190%–0.200%	9/30/15	16,750	16,747
5	CDP Financial Inc.	0.200%	10/2/15	13,500	13,498
5	CDP Financial Inc.	0.200%	10/5/15	13,500	13,497
5	CDP Financial Inc.	0.220%	10/14/15	7,500	7,498
5	CDP Financial Inc.	0.260%	11/6/15	11,000	10,995
5	CDP Financial Inc.	0.250%	11/16/15	19,500	19,490
6	CPPIB Capital Inc.	0.155%	9/3/15	59,750	59,750
6	CPPIB Capital Inc.	0.155%	9/9/15	20,000	19,999

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
6 CPPIB Capital Inc.	0.155%	9/10/15	57,000	56,998
6 CPPIB Capital Inc.	0.150%	9/14/15	27,500	27,499
6 CPPIB Capital Inc.	0.170%	10/13/15	38,000	37,993
6 CPPIB Capital Inc.	0.175%	10/14/15	42,500	42,491
6 CPPIB Capital Inc.	0.175%	11/3/15	54,000	53,983
Export Development Canada	0.160%	10/5/15	50,000	49,992
Export Development Canada	0.200%	10/13/15	55,000	54,987
Export Development Canada	0.190%	11/5/15	25,000	24,991
Province of British Columbia	0.130%	9/30/15	32,400	32,397
Province of Ontario	0.140%	9/1/15	43,000	43,000
Province of Ontario	0.130%	9/17/15	16,500	16,499
6 PSP Capital Inc.	0.160%	9/8/15	13,500	13,500
6 PSP Capital Inc.	0.180%	9/28/15	25,000	24,997
6 PSP Capital Inc.	0.180%	10/5/15	5,250	5,249
6 PSP Capital Inc.	0.170%	10/6/15	20,500	20,497
6 PSP Capital Inc.	0.180%	10/9/15	13,500	13,497
6 PSP Capital Inc.	0.260%	11/10/15	6,500	6,497
6 PSP Capital Inc.	0.260%	11/16/15	6,500	6,496
5 Quebec	0.150%	9/14/15	13,250	13,249
5 Quebec	0.150%	9/15/15	13,250	13,249
5 Quebec	0.140%–0.150%	9/17/15	214,000	213,986
5 Quebec	0.150%	9/22/15	48,000	47,996
				1,059,253
Foreign Industrial (3.0%)
5 BASF SE	0.210%	9/1/15	60,000	60,000
5 BASF SE	0.170%–0.220%	9/28/15	62,000	61,992
5 BASF SE	0.170%–0.300%	9/29/15	243,000	242,954
5 BASF SE	0.170%	9/30/15	54,000	53,993
5 John Deere Canada ULC	0.170%	10/13/15	14,000	13,997
5 Nestle Capital Corp.	0.150%–0.155%	9/8/15	34,750	34,749
5 Nestle Capital Corp.	0.150%	9/9/15	52,000	51,998
5 Nestle Capital Corp.	0.180%	11/9/15	40,500	40,486
5 Nestle Capital Corp.	0.180%	11/13/15	40,500	40,485
5 Nestle Capital Corp.	0.180%	11/16/15	54,000	53,980
Nestle Finance International Ltd.	0.140%	9/21/15	59,000	58,996
Nestle Finance International Ltd.	0.140%	9/25/15	30,000	29,997
Nestle Finance International Ltd.	0.140%	9/28/15	16,000	15,998
Nestle Finance International Ltd.	0.140%	10/1/15	13,000	12,999
Nestle Finance International Ltd.	0.150%	10/26/15	12,500	12,497
Nestle Finance International Ltd.	0.150%	10/27/15	25,000	24,994
5 Reckitt Benckiser Treasury Services plc	0.150%–0.180%	9/1/15	116,500	116,500
5 Reckitt Benckiser Treasury Services plc	0.180%	9/9/15	14,500	14,500
5 Reckitt Benckiser Treasury Services plc	0.250%	11/2/15	6,250	6,247
5 Reckitt Benckiser Treasury Services plc	0.270%	12/4/15	38,000	37,973
5 Sanofi	0.160%	9/30/15	26,000	25,997
5 Siemens Capital Co. LLC	0.180%	9/25/15	13,250	13,248
5 Siemens Capital Co. LLC	0.150%–0.180%	9/28/15	273,000	272,965
5 Total Capital Canada Ltd.	0.220%	11/12/15	100,000	99,956
5 Unilever Capital Corp.	0.160%	10/13/15	25,000	24,995
				1,422,496
Industrial (4.5%)
5 Apple Inc.	0.140%	10/6/15	203,500	203,472
5 Automatic Data Processing Inc.	0.120%	9/1/15	1,200,000	1,200,000
Caterpillar Financial Services Corp.	0.120%	9/2/15	9,000	9,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Caterpillar Financial Services Corp.	0.190%	10/13/15	55,000	54,988
5 Danaher Corp.	0.200%	9/21/15	18,500	18,498
Exxon Mobil Corp.	0.150%	10/21/15	50,000	49,990
5 Henkel of America Inc.	0.200%	9/24/15	24,000	23,997
5 Honeywell International Inc.	0.170%	10/26/15	12,500	12,497
5 Honeywell International Inc.	0.170%	10/27/15	12,500	12,497
5 Honeywell International Inc.	0.180%	10/28/15	12,500	12,496
5 Honeywell International Inc.	0.180%	10/29/15	12,500	12,496
5 Honeywell International Inc.	0.270%	12/2/15	12,500	12,491
5 John Deere Capital Corp.	0.140%	9/14/15	10,000	10,000
5 John Deere Financial Ltd.	0.140%	9/9/15	23,500	23,499
5 The Coca-Cola Co.	0.190%	10/21/15	18,620	18,615
5 The Coca-Cola Co.	0.180%–0.230%	10/22/15	120,700	120,665
5 The Coca-Cola Co.	0.250%	11/18/15	19,000	18,990
5 The Coca-Cola Co.	0.280%	11/19/15	25,000	24,985
5 The Walt Disney Co.	0.130%	10/1/15	25,500	25,497
5 The Walt Disney Co.	0.150%	10/15/15	31,000	30,994
5 The Walt Disney Co.	0.150%	10/23/15	29,000	28,994
5 United Technologies Corp.	0.160%	9/29/15	13,500	13,498
5 Wal-Mart Stores, Inc.	0.110%–0.120%	9/1/15	175,925	175,925
				2,114,084
Total Commercial Paper (Cost $10,868,362)				10,868,362
Certificates of Deposit (27.1%)
Domestic Banks (6.4%)
Citibank NA	0.200%	9/24/15	260,000	260,000
Citibank NA	0.200%	10/1/15	29,000	29,000
Citibank NA	0.200%	10/5/15	26,000	26,000
Citibank NA	0.200%	10/6/15	39,500	39,500
Citibank NA	0.200%	10/8/15	69,500	69,500
Citibank NA	0.240%	10/20/15	69,000	69,000
Citibank NA	0.250%	10/26/15	37,000	37,000
Citibank NA	0.300%	11/12/15	69,500	69,500
Citibank NA	0.290%	11/13/15	75,000	75,000
4 State Street Bank & Trust Co.	0.278%	12/15/15	250,000	250,000
4 State Street Bank & Trust Co.	0.300%	12/23/15	268,750	268,750
4 State Street Bank & Trust Co.	0.297%	12/29/15	136,000	136,000
4 State Street Bank & Trust Co.	0.333%	1/13/16	232,000	232,000
4 Wells Fargo Bank NA	0.285%	9/15/15	50,000	50,000
4 Wells Fargo Bank NA	0.298%	10/30/15	250,000	250,000
4 Wells Fargo Bank NA	0.299%	11/25/15	145,000	145,000
4 Wells Fargo Bank NA	0.298%	12/16/15	180,000	180,000
4 Wells Fargo Bank NA	0.308%	1/15/16	50,000	50,000
4 Wells Fargo Bank NA	0.312%	2/9/16	45,000	45,000
4 Wells Fargo Bank NA	0.361%	2/11/16	250,000	250,000
4 Wells Fargo Bank NA	0.363%	2/22/16	190,000	190,000
4 Wells Fargo Bank NA	0.364%	2/22/16	150,000	150,000
4 Wells Fargo Bank NA	0.308%	4/1/16	150,000	150,000
				3,021,250
Eurodollar Certificates of Deposit (0.9%)
Australia & New Zealand Banking Group, Ltd.	0.320%	12/1/15	147,000	147,000
4 National Australia Bank Ltd.	0.262%	10/21/15	250,000	250,000
				397,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Yankee Certificates of Deposit (19.8%)
Bank of Montreal (Chicago Branch)	0.220%	9/15/15	220,000	220,000
Bank of Montreal (Chicago Branch)	0.210%	10/1/15	200,000	200,000
Bank of Montreal (Chicago Branch)	0.220%	10/8/15	200,000	200,000
4 Bank of Montreal (Chicago Branch)	0.341%	1/8/16	75,000	75,000
4 Bank of Montreal (Chicago Branch)	0.371%	2/12/16	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.249%	9/2/15	190,000	190,000
4 Bank of Nova Scotia (Houston Branch)	0.258%	9/28/15	250,000	250,000
4 Bank of Nova Scotia (Houston Branch)	0.262%	10/21/15	65,000	65,000
4 Bank of Nova Scotia (Houston Branch)	0.258%	10/27/15	70,000	70,000
4 Bank of Nova Scotia (Houston Branch)	0.260%	11/5/15	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.280%	11/23/15	175,000	175,000
4 Bank of Nova Scotia (Houston Branch)	0.350%	12/24/15	85,000	85,000
4 Bank of Nova Scotia (Houston Branch)	0.344%	1/7/16	140,000	140,000
4 Bank of Nova Scotia (Houston Branch)	0.357%	2/29/16	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.280%	9/4/15	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.260%	10/1/15	100,000	100,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.280%	10/8/15	150,000	150,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.333%	11/13/15	150,000	150,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.338%	11/27/15	200,000	200,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.341%	12/10/15	125,000	125,000
4 Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.303%	12/14/15	125,000	125,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.130%	9/4/15	500,000	500,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.280%	10/13/15	35,000	35,002
4 Commonwealth Bank of Australia (New York
Branch)	0.300%	2/24/16	27,000	27,000
DNB Bank ASA (New York Branch)	0.130%	9/1/15	389,000	389,000
DNB Bank ASA (New York Branch)	0.130%	9/3/15	190,000	190,000
DNB Bank ASA (New York Branch)	0.130%	9/8/15	500,000	500,000
4 Royal Bank of Canada (New York Branch)	0.270%	9/18/15	204,000	204,000
4 Royal Bank of Canada (New York Branch)	0.251%	10/9/15	129,000	129,000
4 Royal Bank of Canada (New York Branch)	0.260%	10/22/15	203,500	203,500
4 Royal Bank of Canada (New York Branch)	0.262%	11/4/15	168,000	168,000
4 Royal Bank of Canada (New York Branch)	0.273%	11/20/15	109,750	109,750
4 Royal Bank of Canada (New York Branch)	0.279%	11/25/15	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.310%	12/22/15	100,000	100,000
4 Royal Bank of Canada (New York Branch)	0.362%	2/11/16	150,000	150,000
4 Royal Bank of Canada (New York Branch)	0.367%	2/29/16	65,000	65,000
Skandinaviska Enskilda Banken (New York
Branch)	0.140%	9/1/15	500,000	500,000
Skandinaviska Enskilda Banken (New York
Branch)	0.140%	9/3/15	500,000	500,000
Skandinaviska Enskilda Banken (New York
Branch)	0.130%	9/8/15	100,000	100,000
Swedbank AB (New York Branch)	0.140%	9/2/15	500,000	500,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Swedbank AB (New York Branch)	0.130%	9/8/15	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.215%	9/15/15	30,000	30,000
4 Toronto Dominion Bank (New York Branch)	0.288%	9/17/15	13,500	13,500
4 Toronto Dominion Bank (New York Branch)	0.273%	9/21/15	125,000	125,000
4 Toronto Dominion Bank (New York Branch)	0.260%	10/26/15	225,000	225,000
4 Toronto Dominion Bank (New York Branch)	0.288%	12/15/15	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.344%	1/7/16	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.362%	2/24/16	100,000	100,000
4 Toronto Dominion Bank (New York Branch)	0.359%	3/3/16	100,000	100,000
4 Westpac Banking Corp. (New York Branch)	0.310%	3/24/16	150,000	150,000
				9,333,752
Total Certificates of Deposit (Cost $12,752,002)				12,752,002
Other Notes (1.2%)
Bank of America NA	0.250%	9/2/15	74,000	74,000
Bank of America NA	0.270%	10/6/15	19,000	19,001
Bank of America NA	0.240%	10/13/15	65,500	65,500
Bank of America NA	0.240%	10/20/15	63,000	63,000
Bank of America NA	0.250%	11/5/15	74,750	74,750
Bank of America NA	0.250%	11/9/15	75,000	75,000
Bank of America NA	0.300%	11/9/15	12,750	12,751
Bank of America NA	0.260%	11/16/15	64,000	64,000
Bank of America NA	0.280%	11/19/15	140,000	140,000
Total Other Notes (Cost $588,002)				588,002
Repurchase Agreements (9.8%)
Bank of Nova Scotia
(Dated 8/31/15, Repurchase Value
$110,000,000, collateralized by U.S. Treasury
Inflation Indexed Note/Bond 0.750%-3.875%,
4/15/29-2/15/45, U.S. Treasury Note/Bond
1.750%-4.750%, 11/15/20-11/15/40, with a
value of $112,200,000)	0.130%	9/1/15	110,000	110,000
Federal Reserve Bank of New York
(Dated 8/31/15, Repurchase Value
$4,326,006,000, collateralized by U.S.
Treasury Note/Bond 1.125%-3.500%,
3/31/16-8/15/42, with a value of
$4,326.006,000)	0.050%	9/1/15	4,326,000	4,326,000
RBC Capital Markets LLC
(Dated 7/13/15, Repurchase Value
$50,008,000, collateralized by Federal Home
Loan Mortgage Corp. 3.500%-4.500%,
5/1/39-7/1/45, Federal National Mortgage
Assn. 3.000%-5.000%, 9/1/26-8/1/45, with a
value of $51,500,000)	0.100%	9/11/15	50,000	50,000
TD Securities (USA) LLC
(Dated 8/25/15, Repurchase Value
$51,001,000, collateralized by U.S. Treasury
Note/Bond 1.375%-4.250%, 1/31/20-
11/15/43, with a value of $52,020,000)	0.090%	9/1/15	51,000	51,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	TD Securities (USA) LLC
	(Dated 8/26/15, Repurchase Value
	$27,000,000, collateralized by U.S. Treasury
	Note/Bond 2.125%-3.750%, 9/30/21-
	11/15/43, with a value of $27,540,000)	0.090%	9/2/15	27,000	27,000
	TD Securities (USA) LLC
	(Dated 8/31/15, Repurchase Value
	$38,001,000, collateralized by U.S. Treasury
	Note/Bond 2.875%, 5/15/43, with a value of
	$38,760,000)	0.140%	9/8/15	38,000	38,000
Total Repurchase Agreements (Cost $4,602,000)					4,602,000
Corporate Bonds (0.8%)
4	Toyota Motor Credit Corp.	0.294%	10/29/15	82,000	82,000
4	Toyota Motor Credit Corp.	0.302%	6/13/16	280,000	280,000
Total Corporate Bonds (Cost $362,000)					362,000
Taxable Municipal Bonds (0.5%)
[6,7]	BlackRock Municipal Bond Trust TOB VRDO	0.150%	9/1/15	7,410	7,410
[6,7]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.150%	9/1/15	9,915	9,915
6	BlackRock Municipal Income Trust II TOB VRDO	0.150%	9/1/15	28,000	28,000
[6,7]	BlackRock Municipal Income Trust TOB VRDO	0.150%	9/1/15	54,000	54,000
[6,7]	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.150%	9/1/15	12,635	12,635
[6,7]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.150%	9/1/15	4,990	4,990
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	9/1/15	25,500	25,500
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	9/1/15	10,955	10,955
[6,7]	BlackRock MuniVest Fund II, Inc. TOB VRDO	0.150%	9/1/15	26,000	26,000
6	BlackRock MuniVest Fund, Inc. TOB VRDO	0.150%	9/1/15	46,000	46,000
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.150%	9/1/15	3,360	3,360
[6,7]	BlackRock Strategic Municipal Trust TOB VRDO	0.150%	9/1/15	4,855	4,855
[6,7]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.180%	9/8/15	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.180%	9/8/15	2,800	2,800
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.180%	9/8/15	1,500	1,500
Total Taxable Municipal Bonds (Cost $240,775)					240,775

Total Investments (101.1%) (Cost $47,550,522)					47,550,522

Market Liquidity Fund

Amount
Other Assets and Liabilities (-1.1%)	($000)
Other Assets
Receivables for Accrued Income	19,859
Other Assets	16
Total Other Assets	19,875

Liabilities
Payables for Investment Securities Purchased	(530,556)
Payables to Vanguard	(49)
Total Liabilities	(530,605)
Net Assets (100%)
Applicable to 47,038,623,357 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	47,039,792

Net Asset Value Per Share	$1.00

At August 31, 2015, net assets consisted of:

Amount
($000)
Paid-in Capital	47,038,623
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1,169
Net Assets	47,039,792

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2015, the aggregate value of these securities was $8,502,670,000, representing 18.1% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $630,221,000, representing 1.3% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB--Tender Option Bond.
VRDO--Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2015
($000)
Investment Income
Income
Interest[1]	64,306
Total Income	64,306
Expenses
The Vanguard Group—Note B
Management and Administrative	2,337
Total Expenses	2,337
Net Investment Income	61,969
Realized Net Gain (Loss) on Investment Securities Sold	155
Net Increase (Decrease) in Net Assets Resulting from Operations	62,124
1 Interest income from an affiliated company of the fund was $48,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,969	44,118
Realized Net Gain (Loss)	155	393
Net Increase (Decrease) in Net Assets Resulting from Operations	62,124	44,511
Distributions
Net Investment Income	(61,969)	(44,118)
Realized Capital Gain	—	—
Total Distributions	(61,969)	(44,118)
Capital Share Transactions (at $1.00 per share)
Issued	433,317,959	362,096,028
Issued in Lieu of Cash Distributions	61,888	44,118
Redeemed	(423,542,625)	(353,041,388)
Net Increase (Decrease) from Capital Share Transactions	9,837,222	9,098,758
Total Increase (Decrease)	9,837,377	9,099,151
Net Assets
Beginning of Period	37,202,415	28,103,264
End of Period	47,039,792	37,202,415

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.001	.001	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.001	.001	.002
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.001)	(.001)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.001)	(.001)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.13%	0.12%	0.15%	0.14%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,040	$37,202	$28,103	$32,648	$27,384
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.13%	0.12%	0.15%	0.14%	0.19%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, and the compliance dates for these amendments range from July 2015 to October 2016. The fund is evaluating the impact of these amendments on its operations and financial statement disclosures.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2012-2015), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

Market Liquidity Fund

The fund had no borrowings outstanding at August 31, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other fund operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2015, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Financial Statements

Statement of Net Assets
As of August 31, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Alaska (0.3%)
Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	0.010%	9/1/15	11,065	11,065

Arizona (0.2%)
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.040%	9/8/15	5,485	5,485

California (3.3%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.030%	9/8/15	5,000	5,000
1 California Health Facilities Financing Authority Revenue (Kaiser Foundation Hospitals) TOB VRDO	0.020%	9/8/15 LOC	13,615	13,615
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.020%	9/8/15	33,675	33,675
Los Angeles County CA TRAN	5.000%	6/30/16	25,000	25,972
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	9/8/15	12,385	12,385
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.030%	9/8/15	6,310	6,310
San Francisco CA City & County International Airport Revenue VRDO	0.010%	9/8/15 LOC	9,100	9,100
				106,057
Colorado (2.1%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.010%	9/1/15 LOC	4,270	4,270
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.030%	9/8/15	11,450	11,450
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.020%	9/8/15	8,915	8,915
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.020%	9/8/15 LOC	17,835	17,835
Colorado Springs CO Utility System Revenue VRDO	0.020%	9/8/15	24,190	24,190
				66,660
Connecticut (0.3%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.050%	9/8/15	10,330	10,330

District of Columbia (1.9%)
1 District of Columbia GO TOB PUT	0.140%	10/22/15 LOC	21,290	21,290
1 District of Columbia Income Tax Revenue TOB VRDO	0.030%	9/8/15	6,200	6,200
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.030%	9/8/15 LOC	13,625	13,625
District of Columbia Revenue (Washington Center for Internships) VRDO	0.020%	9/8/15 LOC	4,500	4,500
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.030%	9/8/15 LOC	6,790	6,790
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.040%	9/8/15	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.040%	9/8/15	4,010	4,010
				62,350
Florida (3.0%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.030%	9/8/15	9,600	9,600
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.010%	9/1/15	11,700	11,700
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.010%	9/8/15	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.030%	9/8/15	3,900	3,900
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.020%	9/8/15 LOC	25,000	25,000
1 South Florida Water Management District COP TOB VRDO	0.030%	9/1/15	4,400	4,400
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program) VRDO	0.020%	9/8/15 LOC	5,220	5,220
				96,535
Georgia (3.9%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.020%	9/8/15 LOC	11,250	11,250
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.030%	9/8/15	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.020%	9/8/15 LOC	7,100	7,100
1 Gwinnett County GA School District GO TOB VRDO	0.020%	9/8/15	13,235	13,235
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.010%	9/8/15 LOC	22,100	22,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	9/8/15	25,000	25,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	9/8/15	21,215	21,215

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	9/8/15	18,400	18,400
				126,315
Idaho (0.5%)
Idaho TAN	2.000%	6/30/16	15,000	15,212

Illinois (5.5%)
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.020%	9/8/15	23,784	23,784
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.040%	9/8/15	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.020%	9/8/15 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.020%	9/8/15 LOC	4,000	4,000
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.050%	10/15/15	8,000	8,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.010%	9/1/15	6,100	6,100
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.010%	9/1/15	18,300	18,300
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.020%	9/8/15	23,552	23,552
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.010%	9/8/15 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.010%	9/1/15	21,750	21,750
Illinois Toll Highway Authority Revenue VRDO	0.030%	9/8/15	3,000	3,000
				176,386
Indiana (5.4%)
1 Crown Point IN Multi-School Building Corp. Mortgage Revenue TOB PUT	0.120%	11/25/15 LOC	12,285	12,285
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.040%	9/8/15	14,580	14,580
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.010%	9/8/15 LOC	9,555	9,555
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	9/8/15 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.010%	9/8/15	23,925	23,925
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.010%	9/8/15	9,200	9,200
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.250%	11/3/15	85,000	85,000
				172,445
Kansas (0.4%)
Kansas Department of Transportation Highway Revenue VRDO	0.020%	9/8/15	11,900	11,900

Louisiana (1.8%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.010%	9/1/15	36,200	36,200
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.010%	9/8/15 LOC	5,405	5,405
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.020%	9/8/15 LOC	16,170	16,170
				57,775
Maryland (1.0%)
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.050%	10/5/15	20,000	20,000
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.010%	9/8/15 LOC	7,005	7,005
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.020%	9/8/15 LOC	5,000	5,000
				32,005
Massachusetts (2.1%)
1 Massachusetts GO TOB VRDO	0.020%	9/8/15	4,800	4,800
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.010%	9/1/15	12,100	12,100
Massachusetts Water Resources Authority Revenue VRDO	0.030%	9/8/15	50,600	50,600
				67,500
Michigan (2.8%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.010%	9/1/15 LOC	14,500	14,500
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.020%	9/8/15 LOC	16,500	16,500
Michigan State University Board of Trustees General Revenue VRDO	0.010%	9/8/15	12,205	12,205
University of Michigan Revenue VRDO	0.010%	9/1/15	34,300	34,300
University of Michigan Revenue VRDO	0.010%	9/8/15	4,000	4,000
1 Wayne State University Michigan Revenue TOB VRDO	0.010%	9/1/15	6,660	6,660
				88,165
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.020%	9/8/15 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.030%	9/8/15	5,965	5,965
				8,865

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (1.2%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.010%	9/1/15	17,700	17,700
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	9/1/15	1,300	1,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	9/1/15	1,400	1,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	9/1/15	1,150	1,150
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	9/1/15	1,700	1,700
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	9/1/15	1,900	1,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	9/8/15	12,600	12,600
				37,750
Missouri (4.3%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.010%	9/8/15	40,170	40,170
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.010%	9/1/15	42,850	42,850
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.010%	9/1/15	29,575	29,575
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.020%	9/8/15	8,270	8,270
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.010%	9/8/15	12,515	12,515
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.010%	9/1/15	3,400	3,400
				136,780
Nebraska (1.4%)
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.010%	9/1/15 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.010%	9/8/15	40,235	40,235
				45,285
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	0.010%	9/1/15	10,500	10,500

New Jersey (0.9%)
[1,2] New Jersey GO TOB PUT	0.110%	10/1/15 LOC	25,000	25,000
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled
Program) VRDO	0.020%	9/8/15 LOC	1,600	1,600
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.010%	9/1/15 LOC	2,500	2,500
Rutgers State University New Jersey Revenue VRDO	0.010%	9/1/15	585	585
				29,685
New Mexico (1.7%)
New Mexico Finance Authority Transportation Revenue VRDO	0.010%	9/8/15 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.020%	9/8/15	12,700	12,700
				55,700
New York (23.3%)
Nassau County NY Health Care Corp. Revenue VRDO	0.010%	9/8/15 LOC	17,680	17,680
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.020%	9/8/15	26,500	26,500
New York City NY GO VRDO	0.010%	9/1/15 LOC	19,775	19,775
New York City NY GO VRDO	0.010%	9/1/15 LOC	5,400	5,400
New York City NY GO VRDO	0.010%	9/1/15 LOC	19,895	19,895
New York City NY GO VRDO	0.010%	9/1/15	3,680	3,680
New York City NY GO VRDO	0.010%	9/1/15	43,600	43,600
New York City NY GO VRDO	0.010%	9/1/15 LOC	8,200	8,200
New York City NY GO VRDO	0.010%	9/1/15	2,800	2,800
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.010%	9/8/15 LOC	20,700	20,700
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.010%	9/8/15 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.010%	9/8/15 LOC	14,530	14,530

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.010%	9/8/15 LOC	9,000	9,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	9/8/15	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.010%	9/8/15 LOC	25,000	25,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	38,250	38,250
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	23,565	23,565
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	10,600	10,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	27,050	27,050
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	5,500	5,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	8,450	8,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	2,425	2,425
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	9/1/15	11,120	11,120
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.030%	9/8/15	6,500	6,500
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.030%	9/8/15	5,535	5,535
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.030%	9/8/15	2,200	2,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	9/1/15	19,400	19,400
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	9/8/15	18,700	18,700
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.010%	9/1/15	4,180	4,180
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.010%	9/8/15	18,365	18,365
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.020%	9/8/15 LOC	5,550	5,550
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.010%	9/1/15 LOC	20,125	20,125
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.010%	9/8/15 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.030%	9/8/15 (13)(4)	3,500	3,500
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.030%	9/8/15 (13)	19,780	19,780
New York Metropolitan Transportation Authority Revenue VRDO	0.010%	9/8/15 LOC	7,000	7,000
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.010%	9/8/15 LOC	6,705	6,705
New York State Dormitory Authority Revenue (St. John's University) VRDO	0.010%	9/8/15 LOC	17,915	17,915
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	0.010%	9/8/15 LOC	36,300	36,300
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.010%	9/8/15 LOC	15,100	15,100
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.020%	9/8/15 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.020%	9/8/15 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.020%	9/8/15 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.020%	9/8/15 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.030%	9/8/15	10,000	10,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.030%	9/8/15	18,000	18,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.010%	9/8/15 LOC	8,555	8,555
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.020%	9/8/15	18,215	18,215
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.030%	9/8/15	15,190	15,190
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.010%	9/8/15	4,705	4,705
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	9/8/15 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	9/8/15 LOC	8,000	8,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	9/8/15 LOC	6,300	6,300
				744,410
North Carolina (3.8%)
Buncombe County NC Metropolitan Sewerage District Sewerage System Revenue VRDO	0.020%	9/8/15	1,755	1,755
Charlotte NC COP VRDO	0.010%	9/8/15	13,820	13,820
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.010%	9/8/15	22,415	22,415
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.010%	9/8/15 LOC	10,000	10,000
Forsyth County NC GO VRDO	0.020%	9/8/15	2,015	2,015
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.010%	9/1/15	15,400	15,400
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.040%	9/8/15 LOC	2,975	2,975
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.020%	9/8/15 LOC	11,010	11,010
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.030%	9/8/15 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.010%	9/8/15 LOC	5,620	5,620
Raleigh NC Downtown Improvement Project COP VRDO	0.020%	9/8/15	17,900	17,900
				120,150

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (9.3%)
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.010%	9/8/15 LOC	6,075	6,075
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.020%	9/8/15	10,000	10,000
Columbus OH GO VRDO	0.010%	9/8/15	22,985	22,985
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	9/8/15 LOC	8,495	8,495
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	9/8/15 LOC	6,655	6,655
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.040%	9/8/15 LOC	9,755	9,755
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.020%	9/8/15	14,300	14,300
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.020%	9/8/15	11,750	11,750
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.040%	9/8/15 LOC	2,205	2,205
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.020%	9/8/15	5,000	5,000
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.020%	9/8/15	2,500	2,500
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.010%	9/1/15	8,300	8,300
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.010%	9/1/15	15,700	15,700
Ohio Common Schools GO VRDO	0.010%	9/8/15	9,740	9,740
Ohio Common Schools GO VRDO	0.010%	9/8/15	16,500	16,500
Ohio Common Schools GO VRDO	0.010%	9/8/15	4,255	4,255
Ohio GO VRDO	0.020%	9/8/15	19,140	19,140
Ohio GO VRDO	0.020%	9/8/15	1,780	1,780
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.010%	9/1/15	46,150	46,150
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.010%	9/1/15	3,000	3,000
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.030%	9/8/15	15,100	15,100
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.030%	9/8/15	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.020%	9/8/15	13,710	13,710
Ohio State University General Receipts Revenue VRDO	0.010%	9/8/15	7,500	7,500
Ohio State University General Receipts Revenue VRDO	0.010%	9/8/15	10,000	10,000
Ohio State University General Receipts Revenue VRDO	0.010%	9/8/15	13,000	13,000
Ohio State University General Receipts Revenue VRDO	0.010%	9/8/15	3,365	3,365
Ohio State University General Receipts Revenue VRDO	0.010%	9/8/15	7,540	7,540
				298,100
Oregon (0.8%)
Oregon GO (Veterans Welfare) VRDO	0.010%	9/1/15	16,150	16,150
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.020%	9/8/15	9,145	9,145
				25,295
Pennsylvania (3.1%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.010%	9/1/15	11,400	11,400
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.020%	9/8/15 LOC	6,000	6,000
1 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB
VRDO	0.020%	9/8/15 LOC	12,600	12,600
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.040%	9/8/15	9,900	9,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.010%	9/8/15 LOC	2,190	2,190
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	11,835	11,835
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	2,700	2,700
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.010%	9/1/15	16,165	16,165
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.010%	9/1/15 LOC	5,120	5,120
1 Pennsylvania State University Revenue TOB VRDO	0.030%	9/8/15 LOC	9,300	9,300
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.010%	9/8/15 LOC	10,000	10,000
Philadelphia PA Water & Waste Water Revenue VRDO	0.010%	9/8/15 LOC	3,300	3,300
				100,510
Rhode Island (0.4%)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.010%	9/8/15	5,400	5,400
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.010%	9/8/15	8,910	8,910
				14,310

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (0.4%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project) TOB VRDO	0.050%	9/8/15	7,250	7,250
Greenville County SC Hospital System Revenue VRDO	0.020%	9/8/15 LOC	5,200	5,200
				12,450
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.020%	9/8/15	6,000	6,000

Texas (5.9%)
Austin TX Combined Utility System Revenue CP	0.020%	10/6/15 LOC	5,250	5,250
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.010%	9/1/15	4,995	4,995
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	9/1/15	32,075	32,075
1 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children's Hospital)
TOB VRDO	0.030%	9/1/15	10,665	10,665
1 Harris County TX GO TOB VRDO	0.060%	9/8/15 (13)	9,600	9,600
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	9/1/15	34,895	34,895
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	9/1/15	30,065	30,065
1 Houston TX Utility System Revenue TOB VRDO	0.020%	9/8/15 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.010%	9/8/15 LOC	4,425	4,425
Liberty Hill Independent School District GO	5.250%	2/1/16 (Prere.)	9,715	9,919
1 San Antonio TX Electric and Gas Systems Revenue TOB VRDO	0.030%	9/8/15	5,000	5,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.010%	9/8/15 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.020%	9/8/15	10,100	10,100
1 Texas GO TOB VRDO	0.020%	9/8/15	5,230	5,230
1 Texas Transportation Commission Revenue TOB VRDO	0.030%	9/8/15	1,475	1,475
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.030%	9/8/15	9,890	9,890
				187,334
Utah (2.6%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.020%	9/8/15 LOC	25,000	25,000
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	9/1/15	4,440	4,440
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	9/1/15	18,340	18,340
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	9/1/15	33,300	33,300
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.010%	9/8/15	1,300	1,300
				82,380
Vermont (0.8%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.020%	9/8/15 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue VRDO	0.020%	9/8/15	5,470	5,470
				24,115
Virginia (1.4%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.020%	9/8/15 LOC	13,135	13,135
Capital Beltway Funding Corp. Virginia Toll Revenue (I-495 HOT Lanes Project) VRDO	0.010%	9/8/15 LOC	30,330	30,330
				43,465
Washington (0.7%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.020%	9/8/15	6,845	6,845
1 Seattle WA Water System Revenue TOB VRDO	0.040%	9/8/15	5,060	5,060
1 Washington GO TOB VRDO	0.030%	9/8/15	10,000	10,000
				21,905
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.020%	9/8/15 LOC	16,180	16,180

Wisconsin (1.6%)
Wisconsin GO CP	0.140%	4/3/16	30,589	30,589
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.010%	9/1/15 LOC	19,980	19,980
				50,569

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wyoming (0.5%)
Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.020%	9/8/15 LOC	15,100	15,100

Total Tax-Exempt Municipal Bonds (Cost $3,193,023)				3,193,023
Total Investments (99.9%) (Cost $3,193,023)				3,193,023
				Amount
Other Assets and Liabilities (0.1%)				($000)
Other Assets
Receivables for Investment Securities Sold				2,655
Receivables for Accrued Income				517
Other Assets				491
Total Other Assets				3,663
Liabilities
Payables to Vanguard				(8)

Net Assets (100%)
Applicable to 3,196,581,959 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,196,678
Net Asset Value Per Share				$1.00

At August 31, 2015, net assets consisted of:	Amount
($000)
Paid-in Capital	3,196,696
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Losses	(17)
Net Assets	3,196,678

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $408,810,000, representing 12.8% of net assets.
2 Adjustable-rate security.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2015
($000)
Investment Income
Income
Interest	1,911
Total Income	1,911
Expenses
The Vanguard Group—Note B
Management and Administrative	382
Total Expenses	382
Net Investment Income	1,529
Realized Net Gain (Loss) on Investment Securities Sold	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1,530

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,529	2,648
Realized Net Gain (Loss)	1	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,530	2,642
Distributions
Net Investment Income	(1,530)	(2,648)
Realized Capital Gain	—	—
Total Distributions	(1,530)	(2,648)
Capital Share Transactions (at $1.00 per share)
Issued	4,685,705	1,234,991
Issued in Lieu of Cash Distributions	1,529	2,648
Redeemed	(5,737,685)	(979,010)
Net Increase (Decrease) from Capital Share Transactions	(1,050,451)	258,629
Total Increase (Decrease)	(1,050,451)	258,623
Net Assets
Beginning of Period	4,247,129	3,988,506
End of Period[1]	3,196,678	4,247,129
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.001	.001	.001	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0004	.001	.001	.001	.002
Distributions
Dividends from Net Investment
Income	(.0004)	(.001)	(.001)	(.001)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.0004)	(.001)	(.001)	(.001)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.04%	0.06%	0.13%	0.13%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,197	$4,247	$3,989	$3,581	$3,589
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.04%	0.06%	0.13%	0.13%	0.20%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, and the compliance dates for these amendments range from July 2015 to October 2016. The fund is evaluating the impact of these amendments on its operations and financial statement disclosures.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2012-2015), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other fund operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Municipal Cash Management Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

At August 31, 2015, the Vanguard Intermediate-Term Tax-Exempt Fund was the record or beneficial owner of 41% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2015, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodians and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 15, 2015

Special 2015 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 71.6% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning February Account 28, 2015 Value	Ending August Account 31, 2015 Value	Expenses During Period Paid1
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.71	$0.03
Municipal Cash Management	$1,000.00	$1,000.24	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each fund. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance of their peer groups. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its respective peer groups and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and
Other Experience: Executive Chief Staff and
Marketing Officer for North America and Corporate
Vice President (retired 2008) of Xerox Corporation
(document management products and services);
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of
Technology; Director of SPX Corporation (multi-industry
manufacturing), the United Way of Rochester,
Amerigroup Corporation (managed health care), the
University of Rochester Medical Center, Monroe
Community College Foundation, and North Carolina
A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International PLC (diversified manufacturing and
services), Hewlett-Packard Co. (electronic computer
manufacturing), and Delphi Automotive PLC
(automotive components); Senior Advisor at New
Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and Other
Experience: Corporate Vice President and Chief
Global Diversity Officer (retired 2008) and Member
of the Executive Committee (1997–2008) of Johnson
& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of
TIFF Advisory Services, Inc., and Catholic Investment
Services, Inc. (investment advisors); Member of
the Investment Advisory Committee of Major
League Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Head of Global Fund Accounting
at The Vanguard Group, Inc.; Controller of each of the
investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard
Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	James M. Norris
Paul A. Heller	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2015 The Vanguard Group, Inc.
CMTO 102015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2015: $53,000
Fiscal Year Ended August 31, 2014: $51,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2015: $7,000,200
Fiscal Year Ended August 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2015: $2,899,096
Fiscal Year Ended August 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2015: $353,389
Fiscal Year Ended August 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2015: $202,313
Fiscal Year Ended August 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2015: $555,702
Fiscal Year Ended August 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 16, 2015
VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.